Segment Information - Summary of Reportable Segment (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Net revenues
Total net revenues	¥ 3,706,122	$ 537,337	¥ 5,839,973	¥ 5,233,170
Loss from operations
Unallocated expenses	(389,560)		(572,013)	(1,903,217)
Total loss from operations	(928,898)	(134,677)	(1,624,244)	(2,682,671)
Reconciliation
Financial income	34,656	5,025	45,658	14,313
Foreign currency exchange losses	(35,357)	(5,126)	(1,751)	(2,774)
Income (loss) from equity method investments, net	12,548	1,819	5,978	(293)
Impairment loss of investments	(5,078)	(736)	(1,375)
Other (expenses) income, net	103,501	15,006	27,775	(10,020)
Loss before income tax expenses	(818,628)	$ (118,689)	(1,547,959)	(2,681,445)
Color Cosmetics Brands
Net revenues
Total net revenues	2,415,500		4,869,279	4,919,317
Loss from operations
Total loss from operations	(476,998)		(823,296)	(695,684)
Skincare Brands
Net revenues
Total net revenues	1,241,528		855,241	200,819
Loss from operations
Total loss from operations	(63,095)		(220,854)	(76,111)
Others
Net revenues
Total net revenues	49,094		115,453	113,034
Loss from operations
Total loss from operations	¥ 755		¥ (8,081)	¥ (7,659)